                          Supplement Dated May 1, 2000
      To the Class T Prospectus and Statement of Additional Information of

                             SM&R INVESTMENTS, INC.
                            dated December 31, 1999

PORTFOLIO MANAGEMENT CHANGES:

    On page 25 of the Class T prospectus, the description of the Portfolio Management section is being revised due to Ms. Terry Frank's resignation as Vice President and Portfolio Manager of the SM&R Government Bond Fund and SM&R Tax Free Fund and as Co-Manager of the SM&R Primary Fund and SM&R Money Market Fund. Additionally, the Portfolio Managers listed on pages 1, 2, 3 and 4 of the Class T prospectus are being revised accordingly.

    Effective March 13, 2000, the portfolio management for the SM&R Government Bond Fund and SM&R Tax Free Fund was assumed by Gordon D. Dixon as Portfolio Manager, and Anne M. LeMire as Co-Manager; and for the SM&R Primary Fund and SM&R Money Market Fund, Mr. John S. Maidlow assumed the role of Portfolio Manager and Anne M. LeMire as Co-Manager.

    Mr. Gordon D. Dixon is Senior Vice President and Chief Investment Officer of SM&R. He also serves as Portfolio Manager of the American National Investment Accounts, Inc.--American National ("A.N.") Government Bond Portfolio and A. N. High Yield Bond Portfolio, and Co-Manager of it's A. N. Growth Portfolio, A. N. Equity Income Portfolio, A. N. Balanced Portfolio and International Stock Portfolio; and as Co-Manager of the SM&R Growth Fund, SM&R Equity Income Fund, and SM&R Balanced Fund. Mr. Dixon joined SM&R in 1993.

    Mr. John S. Maidlow is also Portfolio Manager of the American National Investment Accounts, Inc.--A. N. Money Market Portfolio. He was formerly Assistant Portfolio Manager of the SM&R Primary Fund and SM&R Money Market Fund and the American National Investment Accounts, Inc.--A. N. Money Market Portfolio. Prior to 1998, Mr. Maidlow held positions with American Industries Trust Company as a trust officer, Texas Department of Insurance and the Texas Department of Banking as an examiner, Landmark Group as Vice President of Investments, MBank as a trust officer and Rotan-Mosle, Inc. and Eppler, Guerin & Turner as an investment broker.

    Ms. Anne M. LeMire is a Senior Securities Analyst/Portfolio Manager with SM&R. She also serves as Co-Manager of the American National Investment Accounts, Inc.--A. N. Government Bond Portfolio, A. N. High Yield Bond Portfolio and A. N. Money Market Portfolio. Ms. LeMire began with SM&R in 1990 and held the position of Assistant Vice President and Controller prior to joining the investment staff in February 1999. She holds an accounting degree from the University of Houston and earned the Certified Public Accountant designation in 1990. Before joining SM&R, Ms. LeMire held an auditing position at the University of Texas Medical Branch.

    On page 25 of the Statement of Additional Information ("SAI"), Ms. Terry E. Frank is being removed as Vice President and Portfolio Manager of the Government Bond Fund, Tax Free Fund, Primary Fund and Money Market Fund.

                          Supplement Dated May 1, 2000
To the Classes A, B and C Prospectus and Statement of Additional Information of

                             SM&R INVESTMENTS, INC.
                            dated December 31, 1999

PORTFOLIO MANAGEMENT CHANGES:

    On page 22 of the Classes A, B and C prospectus, the description of the Portfolio Management section is being revised due to Ms. Terry Frank's resignation as Vice President and Portfolio Manager of the SM&R Government Bond Fund and SM&R Tax Free Fund and as Co-Manager of the SM&R Primary Fund and SM&R Money Market Fund. Additionally, the Portfolio Managers listed on pages 1, 2, 3 and 4 of the Classes A, B and C prospectus are being revised accordingly.

    Effective March 13, 2000, the portfolio management for the SM&R Government Bond Fund and SM&R Tax Free Fund was assumed by Gordon D. Dixon as Portfolio Manager, and Anne M. LeMire as Co-Manager; and for the SM&R Primary Fund and SM&R Money Market Fund, Mr. John S. Maidlow assumed the role of Portfolio Manager and Anne M. LeMire as Co-Manager.

    Mr. Gordon D. Dixon is Senior Vice President and Chief Investment Officer of SM&R. He also serves as Portfolio Manager of the American National Investment Accounts, Inc.--American National ("A.N.") Government Bond Portfolio and A. N. High Yield Bond Portfolio, and Co-Manager of it's A. N. Growth Portfolio, A. N. Equity Income Portfolio, A. N. Balanced Portfolio and International Stock Portfolio; and as Co-Manager of the SM&R Growth Fund, SM&R Equity Income Fund, and SM&R Balanced Fund. Mr. Dixon joined SM&R in 1993.

    Mr. John S. Maidlow is also Portfolio Manager of the American National Investment Accounts, Inc.--A. N. Money Market Portfolio. He was formerly Assistant Portfolio Manager of the SM&R Primary Fund and SM&R Money Market Fund and the American National Investment Accounts, Inc.--A. N. Money Market Portfolio. Prior to 1998, Mr. Maidlow held positions with American Industries Trust Company as a trust officer, Texas Department of Insurance and the Texas Department of Banking as an examiner, Landmark Group as Vice President of Investments, MBank as a trust officer and Rotan-Mosle, Inc. and Eppler, Guerin & Turner as an investment broker.

    Ms. Anne M. LeMire is a Senior Securities Analyst/Portfolio Manager with SM&R. She also serves as Co-Manager of the American National Investment Accounts, Inc.--A. N. Government Bond Portfolio, A. N. High Yield Bond Portfolio and A. N. Money Market Portfolio. Ms. LeMire began with SM&R in 1990 and held the position of Assistant Vice President and Controller prior to joining the investment staff in February 1999. She holds an accounting degree from the University of Houston and earned the Certified Public Accountant designation in 1990. Before joining SM&R, Ms. LeMire held an auditing position at the University of Texas Medical Branch.

    On page 25 of the Statement of Additional Information ("SAI"), Ms. Terry E. Frank is being removed as Vice President and Portfolio Manager of the Government Bond Fund, Tax Free Fund, Primary Fund and Money Market Fund.